Derivative Instruments (Predecessor) (Details 3) (USD $)	9 Months Ended		4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Interest rate swaps Derivatives not designated as hedging instruments Gain/(loss) on derivatives	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor	Jul. 28, 2013 Predecessor Interest rate swaps Derivatives not designated as hedging instruments Gain/(loss) on derivatives	Mar. 31, 2013 Predecessor Interest rate swaps Derivatives not designated as hedging instruments Gain/(loss) on derivatives	Mar. 31, 2012 Predecessor Interest rate swaps Derivatives not designated as hedging instruments Gain/(loss) on derivatives
Effect of derivative instruments on the combined statements of operations
Change in fair value	$ 2,623,456	$ 2,623,456	$ 4,684,006	$ (13,681)	$ (4,607,769)	$ 4,684,007	$ (13,680)	$ (4,607,773)
Realized loss		(3,727,457)				(1,853,802)	(5,574,799)	(6,335,543)
Gain/(loss) on derivatives-net	$ (1,104,001)	$ (1,104,001)	$ 2,830,205	$ (5,588,479)	$ (10,943,316)	$ 2,830,205	$ (5,588,479)	$ (10,943,316)